Accounts and Other Receivables (Details) - Schedule of accounts and other receivables - TINGO, INC. [Member] - Accounts and Other Receivables [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivable gross	$ 1,400,958,916	$ 1,414,465,264	$ 242,072,989
Allowance for expected credit loss	(42,065)	(28,705)	(119,207)
Financing Receivable, after Allowance for Credit Loss, Current	1,400,916,851	1,414,436,560	241,953,782
Directors current account		72	241,953,782
Total Accounts and Other Receivables	$ 1,400,917,140	$ 1,414,436,631	$ 241,953,782